Cover	May 15, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 15, 2025
Entity File Number	001-42525
Entity Registrant Name	Brag House Holdings, Inc.
Entity Central Index Key	0001903595
Entity Tax Identification Number	87-4032622
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	45 Park Street
Entity Address, City or Town	Montclair
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	07042
City Area Code	(413)
Local Phone Number	398-2845
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.0001 par value
Trading Symbol	TBH
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false